Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) to our named executive officers (“NEOs”) and the Company’s financial performance. The Company does not use CAP as a basis for making compensation decisions, nor does it use the performance measures defined by the SEC for the Pay versus Performance table to measure performance for incentive plan purposes. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with
the Company’s performance, refer
to
“Executive Compensation Matters – Compensation Discussion
and
Analysis.”
Pay Versus Performance Table

	Summary Compensation Table Total for CEO and Former CEO (1)		Compensation Actually Paid to CEO and Former CEO (3)				Value of Initial Fixed $100 Investment Based On:
Year	CEO (1)	Former CEO (2)	CEO (1)	Former CEO (2)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in millions)	Adj. EBITDA (in millions)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$5,687,163		$(7,091,673)		$1,636,419	$(1,319,015)	$86	$160	$(121.7)	$(5.8)

2021	$8,574,250		$15,609,540		$3,081,939	$5,899,487	$162	$227	$322.1	$56.1

2020	$5,917,360	$849,757	$8,175,388	$(5,217,672)	$1,248,601	$616,092	$121	$240	$(149.6)	$27.8

(1)
Dr. Jeffrey Graves, who joined the Company in May 2020, is the Company’s principal executive officer (“CEO”) for 2020, 2021, and 2022. Mr. Vyomesh Joshi, who retired in May 2020, is the Company’s former principal executive officer (“Former CEO”) for 2020.

(2)
The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, and Wayne Pensky; (ii) for 2021, Andrew Johnson, Menno Ellis, Reji Puthenveetil, and Jagtar Narula; and (iii) for 2020, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, Wayne Pensky, Todd Booth, Philip Schultz
, and
Herbert Koeck.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

					Add Equity Award Adjustments

Year	Executives	Summary Compensation Table Total	Subtract Grant Date Fair Value of Awards Granted During the Year	Add Year-End Value of Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Grants Forfeited in the Year

2022	CEO	$5,687,163	$(4,765,861)	$1,882,109	$(7,695,443)	$—	$(2,199,640)	$—

	Other NEOs	$1,636,419	$(1,269,985)	$456,106	$(1,221,213)	$14,940	$(116,787)	$(818,495)

2021	CEO	$8,574,250	$(6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	$(2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	$(100,749)

2020	CEO	$5,917,360	$(4,928,697)	$6,616,383	$—	$570,343	$—	$—

	Former CEO	$849,757	$—	$—	$94,849	$—	$(6,858)	$(6,209,420)

	Other NEOs	$1,248,601	$(844,436)	$772,676	$60,044	$28,603	$(7,240)	$(642,155)

(4)
TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the S&P SmallCap 600 Information Technology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

(5)
Adjusted EBITDA is the financial measure from
the
tabular list of 2022 Most Important Measures shown below that, in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. The Company selected this measure as the most important because adjusted EBITDA accounted for 50% of target annual bonus award opportunities for our NEOs in 2022. Adjusted EBITDA is defined on page 32 and is a non-GAAP
financial measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)
The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, and Wayne Pensky; (ii) for 2021, Andrew Johnson, Menno Ellis, Reji Puthenveetil, and Jagtar Narula; and (iii) for 2020, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, Wayne Pensky, Todd Booth, Philip Schultz
, and
Herbert Koeck.

Peer Group Issuers, Footnote [Text Block]
(4)
TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the S&P SmallCap 600 Information Technology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

					Add Equity Award Adjustments

Year	Executives	Summary Compensation Table Total	Subtract Grant Date Fair Value of Awards Granted During the Year	Add Year-End Value of Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Grants Forfeited in the Year

2022	CEO	$5,687,163	$(4,765,861)	$1,882,109	$(7,695,443)	$—	$(2,199,640)	$—

	Other NEOs	$1,636,419	$(1,269,985)	$456,106	$(1,221,213)	$14,940	$(116,787)	$(818,495)

2021	CEO	$8,574,250	$(6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	$(2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	$(100,749)

2020	CEO	$5,917,360	$(4,928,697)	$6,616,383	$—	$570,343	$—	$—

	Former CEO	$849,757	$—	$—	$94,849	$—	$(6,858)	$(6,209,420)

	Other NEOs	$1,248,601	$(844,436)	$772,676	$60,044	$28,603	$(7,240)	$(642,155)

Non-PEO NEO Average Total Compensation Amount	$ 1,636,419	$ 3,081,939	$ 1,248,601
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,319,015)	5,899,487	616,092
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

					Add Equity Award Adjustments

Year	Executives	Summary Compensation Table Total	Subtract Grant Date Fair Value of Awards Granted During the Year	Add Year-End Value of Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Grants Forfeited in the Year

2022	CEO	$5,687,163	$(4,765,861)	$1,882,109	$(7,695,443)	$—	$(2,199,640)	$—

	Other NEOs	$1,636,419	$(1,269,985)	$456,106	$(1,221,213)	$14,940	$(116,787)	$(818,495)

2021	CEO	$8,574,250	$(6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	$(2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	$(100,749)

2020	CEO	$5,917,360	$(4,928,697)	$6,616,383	$—	$570,343	$—	$—

	Former CEO	$849,757	$—	$—	$94,849	$—	$(6,858)	$(6,209,420)

	Other NEOs	$1,248,601	$(844,436)	$772,676	$60,044	$28,603	$(7,240)	$(642,155)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures

As described in greater detail in “Executive Compensation Matters – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our annual and long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:

•	Revenue

•	Adjusted EBITDA

•	Relative TSR (the Company’s TSR as compared to the 3DPRNT Index)

Total Shareholder Return Amount	$ 86	162	121
Peer Group Total Shareholder Return Amount	160	227	240
Net Income (Loss)	$ (121,700,000)	$ 322,100,000	$ (149,600,000)
Company Selected Measure Amount	(5.8)	56.1	27.8
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is defined on page 32 and is a non-GAAP financial measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (the Company’s TSR as compared to the 3DPRNT Index)
Dr. Jeffrey Graves [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,687,163	$ 8,574,250	$ 5,917,360
PEO Actually Paid Compensation Amount	$ (7,091,673)	15,609,540	8,175,388
PEO Name	Dr. Jeffrey Graves
Mr. Vyomesh Joshi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			849,757
PEO Actually Paid Compensation Amount			(5,217,672)
PEO Name	Mr. Vyomesh Joshi
PEO [Member] | Dr. Jeffrey Graves [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,695,443)	5,445,859	0
PEO [Member] | Dr. Jeffrey Graves [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	570,343
PEO [Member] | Dr. Jeffrey Graves [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,199,640)	2,274,678	0
PEO [Member] | Dr. Jeffrey Graves [Member] | Grant Date Fair Value of Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,765,861)	(6,378,719)	(4,928,697)
PEO [Member] | Dr. Jeffrey Graves [Member] | YearEnd Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,882,109	5,693,472	6,616,383
PEO [Member] | Dr. Jeffrey Graves [Member] | Value of Grants Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Vyomesh Joshi [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			94,849
PEO [Member] | Mr. Vyomesh Joshi [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Vyomesh Joshi [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,858)
PEO [Member] | Mr. Vyomesh Joshi [Member] | Grant Date Fair Value of Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Vyomesh Joshi [Member] | YearEnd Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Vyomesh Joshi [Member] | Value of Grants Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,209,420)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,221,213)	1,973,281	60,044
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,940	0	28,603
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(116,787)	1,224,538	(7,240)
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,269,985)	(2,302,472)	(844,436)
Non-PEO NEO [Member] | YearEnd Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	456,106	2,022,950	772,676
Non-PEO NEO [Member] | Value of Grants Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (818,495)	$ (100,749)	$ (642,155)